Business Combinations (Tables)	12 Months Ended
Mar. 31, 2019
MTS HealthHelp Inc. [member]
Statement [LineItems]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$3,119
Trade receivables	4,910
Unbilled revenue	2,016
Prepayments and other current assets	1,060
Property and equipment	4,612
Intangible assets
- Software	1,274
- Customer contracts	4,537
- Customer relationships	49,584
- Service mark	400
- Covenant not-to-compete	4,693
- Technology	4,852
Non-current assets	161
Term loan	(29,249)
Current liabilities	(2,555)
Non-current liabilities	(1,423)
Deferred tax liability	(18,163)

Net assets acquired	$29,828
Less: Purchase consideration	68,910

Goodwill on acquisition	$39,082

Denali Sourcing Services Inc. [member]
Statement [LineItems]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$1,204
Trade receivables	2,799
Unbilled revenue	1,258
Prepayments and other current assets	95
Property and equipment	53
Deferred tax asset	18
Intangible assets
- Software	3
- Customer contracts	3,025
- Customer relationships	8,000
- Trade name	545
- Covenant not-to-compete	1,718
Non-current assets	27
Current liabilities	(3,781)
Short-term line of credit	(475)
Non-current liabilities	(343)
Deferred tax liability	(5,020)

Net assets acquired	$9,126
Less: Purchase consideration	38,668

Goodwill on acquisition	$29,542

Value Edge Research Services Private Limited [member]
Statement [LineItems]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$432
Trade receivables	370
Unbilled revenue	706
Investments	87
Prepayments and other current assets	99
Property and equipment	78
Deferred tax asset	49
Intangible assets
- Software	10
- Customer contracts	701
- Customer relationships	1,894
- Trade name	104
- Covenant not-to-compete	2,655
- Technology	1,238
Non-current assets	74
Current liabilities	(1,236)
Non-current liabilities	(126)
Deferred tax liability	(2,281)

Net assets acquired	$4,854
Less: Purchase consideration	18,265

Goodwill on acquisition	$13,411